Credit Facility	12 Months Ended
Dec. 31, 2019
Credit Facility
Credit Facility

17.         Credit Facility

On April 30, 2019, AEG entered into an agreement with the Bank of Montreal for a revolving line of credit (“LOC”) for up to $4,000,000.  The LOC has an interest rate of approximately 5.7% on drawn funds, is secured against AEG assets and has customary covenants in place that are tested quarterly. AEG utilized the LOC capacity to post a $1,000,000 letter of credit for a remediation project.

As of December 31, 2019 no amounts have been drawn on the LOC.